Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration to Members of the Board of Directors (Detail) - Board [Member] - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 13,763,000
Value at grant date of synthetic shares allocated	kr 7,298,566
Number of previously allocated synthetic shares outstanding	119,359
Net change in value of synthetic shares	kr 8,471,425
Committee fees	3,067,600
Total fees paid in cash	8,944,350
Total remuneration	kr 24,714,341	kr 11,850,877
Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	130,076
Total Including Resigned Board [Member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 13,763,000
Value at grant date of synthetic shares allocated	kr 7,298,566
Number of previously allocated synthetic shares outstanding	173,770
Net change in value of synthetic shares	kr 10,396,596
Committee fees	3,067,600
Total fees paid in cash	8,944,350
Total remuneration	kr 26,639,512	9,615,320
Total Including Resigned Board [Member] | Synthetic shares [member]
Disclosure of Information About Board Management and Employees [line items]
Number of synthetic shares	130,076
Jan Carlson [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 4,640,000
Number of synthetic shares	62,021
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 3,479,998
Number of previously allocated synthetic shares outstanding	25,948
Net change in value of synthetic shares	kr 2,987,549
Committee fees	440,000
Total fees paid in cash	1,600,000
Total remuneration	8,067,547	4,082,525
Jacob Wallenberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,175,000
Number of synthetic shares	15,705
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 881,208
Number of previously allocated synthetic shares outstanding	25,948
Net change in value of synthetic shares	kr 1,423,458
Committee fees	195,000
Total fees paid in cash	488,750
Total remuneration	2,793,416	487,525
Carolina Dybeck Happe [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 587,500
Number of previously allocated synthetic shares outstanding	10,003
Net change in value of synthetic shares	kr 321,797
Total remuneration	321,797	(166,650)
Christy Wyatt [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,175,000
Number of synthetic shares	15,705
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 881,208
Net change in value of synthetic shares	530,358
Committee fees	200,000
Total fees paid in cash	493,750
Total remuneration	1,905,316	1,325,000
Eric A. Elzvik [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,175,000
Number of synthetic shares	5,235
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 293,736
Number of previously allocated synthetic shares outstanding	8,648
Net change in value of synthetic shares	kr 474,439
Committee fees	540,000
Total fees paid in cash	1,421,250
Total remuneration	kr 2,189,425	1,355,889
Helena Stjernholm [member]
Disclosure of Information About Board Management and Employees [line items]
Number of previously allocated synthetic shares outstanding	17,298
Net change in value of synthetic shares	kr 595,375
Total remuneration	595,375	766,726
Jon Fredrik Baksaas [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,175,000
Number of synthetic shares	10,470
Portion of Board fee	50.00%
Value at grant date of synthetic shares allocated	kr 587,472
Number of previously allocated synthetic shares outstanding	17,298
Net change in value of synthetic shares	kr 948,947
Committee fees	540,000
Total fees paid in cash	1,127,500
Total remuneration	2,663,919	1,015,455
Jonas Synnergren [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,175,000
Number of synthetic shares	15,705
Portion of Board fee	75.00%
Value at grant date of synthetic shares allocated	kr 881,208
Net change in value of synthetic shares	530,358
Committee fees	505,000
Total fees paid in cash	798,750
Total remuneration	2,210,316	1,610,000
Kristin S. Rinne [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	kr 1,175,000
Number of synthetic shares	5,235
Portion of Board fee	25.00%
Value at grant date of synthetic shares allocated	kr 293,736
Number of previously allocated synthetic shares outstanding	14,216
Net change in value of synthetic shares	kr 659,144
Committee fees	395,000
Total fees paid in cash	1,276,250
Total remuneration	2,229,130	1,051,307
Kjell-Åke Soting [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	51,750
Committee fees	21,600
Total fees paid in cash	73,350
Total remuneration	73,350	76,950
Annika Salomonsson [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	51,750
Committee fees	19,800
Total fees paid in cash	71,550
Total remuneration	71,550	69,150
Karl Aberg [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	1,175,000
Committee fees	195,000
Total fees paid in cash	1,370,000
Total remuneration	1,370,000
Ulf Rosberg [member] | Employee representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	51,750
Committee fees	14,400
Total fees paid in cash	66,150
Total remuneration	66,150	63,750
Loredana Roslund [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	51,750
Total fees paid in cash	51,750
Total remuneration	51,750	54,750
Frans Frejdestedt [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	51,750
Total fees paid in cash	51,750
Total remuneration	51,750	29,250
Stefan Wanstedt [member] | Deputy Employee Representatives [member]
Disclosure of Information About Board Management and Employees [line items]
Board fees	51,750
Committee fees	1,800
Total fees paid in cash	53,550
Total remuneration	kr 53,550	kr 29,250